UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23199

First Trust Senior Floating Rate 2022 Target Term Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 119.3%
	Aerospace & Defense – 0.5%
$548,839	Transdigm, Inc., Term loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/09/23	$547,554
1,340,640	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	05/30/25	1,337,074
				1,884,628
	Alternative Carriers – 0.8%
2,744,527	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.32%	02/22/24	2,747,189
	Application Software – 6.3%
2,501,421	CCC Information Services Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	04/26/24	2,497,519
804,422	Hyland Software, Term-3 Loans, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.33%	07/01/22	808,645
1,151,028	Infor (US), Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	02/02/22	1,151,639
1,999,323	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	08/06/22	2,008,320
5,335,867	JDA Software Group (RP Crown Parent, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	10/12/23	5,344,777
575,101	Micro Focus International (MA Finance LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/21/24	573,663
3,883,797	Micro Focus International (MA Finance LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/21/24	3,874,087
4,613,839	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	11/30/24	4,601,336
1,134,421	Qlik Technologies (Project Alpha Intermediate Holdings, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.99%	04/26/24	1,133,945
				21,993,931
	Asset Management & Custody Banks – 2.9%
2,908,614	American Beacon Advisors, Inc. (Resolute Investment Managers), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	04/30/22	2,926,793
752,400	First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.33%	12/01/22	754,988
878,965	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.31%	02/28/25	877,594
1,491,340	Victory Capital Holdings (VCH Holdings LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	02/15/25	1,493,204
3,805,317	Virtus Investment Partners, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.58%	06/01/24	3,814,830
				9,867,409
	Auto Parts & Equipment – 2.8%
7,869,953	Gates Global LLC, Initial B-2 Dollar Term Loans, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	03/31/24	7,905,604
539,543	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	06/30/24	534,261
1,134,415	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	06/30/24	1,123,309
				9,563,174
	Broadcasting – 2.0%
339,366	Cumulus Media Holdings Inc., Exit Term Loan , 1 Mo. LIBOR + 4.50%, 1.00% Floor	6.58%	05/15/22	333,343
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Broadcasting (Continued)
$20,828	Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	01/17/24	$20,897
153,004	Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	01/17/24	153,514
6,268,438	Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.08%	01/27/24	6,280,222
				6,787,976
	Building Products – 1.3%
171,399	Beacon Roofing Supply, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.32%	01/02/25	170,436
746,250	Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	12/14/24	745,787
3,531,615	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	11/15/23	3,527,201
				4,443,424
	Cable & Satellite – 0.2%
849,656	Cablevision (CSC Holdings, Inc.), January 2018 Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.56%	01/25/26	849,869
	Casinos & Gaming – 12.8%
254	Aristocrat Technologies, Term B-3 Loan, 2 Mo. LIBOR + 1.75%, 0.00% Floor	4.10%	10/19/24	253
972,700	Aristocrat Technologies, Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.10%	10/19/24	969,909
8,656,500	Caesars Resort Collection, LLC., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	12/22/24	8,680,825
2,960,748	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.33%	04/18/24	2,959,357
1,917,523	Golden Nugget, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.82%-4.83%	10/04/23	1,922,317
7,833,825	Las Vegas Sands, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.83%	03/27/25	7,817,217
1,294,962	MGM Growth Properties Operating Partnership LP, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	03/23/25	1,294,236
1,198,548	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	10/01/25	1,200,046
2,969,732	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	08/14/24	2,960,705
11,367,731	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.83%	07/28/25	11,452,193
1,663,091	Station Casinos, Inc (Red Rock), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.58%	06/08/23	1,666,117
3,391,399	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	12/20/24	3,388,856
				44,312,031
	Coal & Consumable Fuels – 1.2%
3,995,729	Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	03/07/24	3,990,774
288,008	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	03/31/25	287,769
				4,278,543
	Commercial Printing – 0.4%
1,344,216	Multi-Color Corp, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	11/01/24	1,347,576
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Construction & Engineering – 0.4%
$157,101	Pike Electric, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	03/23/25	$158,122
1,210,064	Westinghouse Electric (Brookfield WEC Holdings Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	5.83%	07/31/25	1,216,417
				1,374,539
	Diversified Support Services – 0.8%
2,876,400	Brightview Landscapes (FKA - Brickman), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.63%-4.69%	08/10/25	2,877,838
	Electric Utilities – 2.9%
1,701,363	Vistra Energy Corp. (f/k/a TXU), 2016 Incremental Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	12/14/23	1,700,785
8,430,428	Vistra Energy Corp. (f/k/a TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.06%-4.08%	12/31/25	8,409,352
				10,110,137
	Environmental & Facilities Services – 0.6%
537,818	PSSI (Packers Holding LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.32%	12/04/24	536,700
491,618	Servicemaster Company, LLC, The, Tranche C Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	11/08/23	491,707
1,076,051	WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	12/20/24	1,076,728
				2,105,135
	Food Retail – 1.4%
3,239,140	Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.34%	12/21/22	3,229,357
1,760,102	Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.31%	06/22/23	1,752,323
				4,981,680
	Health Care Equipment – 2.4%
4,056,935	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	06/08/20	4,053,892
4,088,985	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.59%	06/08/20	4,085,918
198,000	Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	01/31/24	198,602
				8,338,412
	Health Care Facilities – 1.5%
822,710	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.84%	06/01/22	825,795
857,000	Gentiva Health Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	6.13%	06/30/25	862,356
2,067,522	HCA, Inc., Term Loan B10, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	03/07/25	2,077,860
1,334,444	National Veterinary Associates (NVA Holdings, Inc.), Term Loan B3, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	02/02/25	1,328,613
				5,094,624
	Health Care Services – 9.2%
814,896	Air Medical Group Holdings, Inc., 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.33%	03/14/25	809,298
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$982,541	Air Medical Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.32%	04/28/22	$964,325
2,526,237	Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	04/30/24	2,307,288
916,652	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	06/07/23	918,375
1,633,065	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.34%	06/07/23	1,636,135
2,591,291	DuPage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.81%	08/15/24	2,550,816
5,300,616	Envision Healthcare Corp. (Emergency Medical Services Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.08%	12/01/23	5,293,990
4,888,936	ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	07/27/23	4,914,896
3,721,928	Surgery Centers Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.57%	08/31/24	3,715,712
4,521,699	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	02/06/24	4,314,470
3,870,205	U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	12/30/22	3,763,774
796,790	Verscend Technologies, Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.57%	08/10/25	801,276
				31,990,355
	Health Care Technology – 1.6%
5,378,014	Change Healthcare Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	03/01/24	5,379,520
	Hotels, Resorts & Cruise Lines – 0.1%
173,759	Wyndham Hotels & Resorts, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.83%	03/28/25	173,933
	Household Appliances – 0.8%
2,812,968	Traeger Grills, Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	09/25/24	2,784,838
	Household Products – 1.6%
586,104	Energizer Holding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	06/30/25	589,035
12,348	Spectrum Brands, Inc., Term Loan B, 2 Mo. LIBOR + 2.00%, 0.00% Floor	4.17%	06/23/22	12,350
4,864,974	Spectrum Brands, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.34%-4.35%	06/23/22	4,865,995
				5,467,380
	Human Resource & Employment Services – 0.8%
2,914,248	Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	05/01/24	2,919,464
	Hypermarkets & Super Centers – 2.4%
8,171,211	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.07%	02/03/24	8,181,425
	Industrial Conglomerates – 1.0%
96,770	Accudyne Industries, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	08/18/24	97,012
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Industrial Conglomerates (Continued)
$3,388,796	Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	07/30/24	$3,397,912
				3,494,924
	Insurance Brokers – 3.5%
2,563,526	Amwins Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	01/25/24	2,566,731
6,345	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.16%	04/25/25	6,337
2,531,838	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.34%	04/25/25	2,528,521
2,394,264	National Financial Partners Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	01/06/24	2,391,271
4,713,238	USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.33%	05/15/24	4,699,475
				12,192,335
	Integrated Telecommunication Services – 1.6%
5,420,513	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	01/31/25	5,355,467
69,023	Numericable U.S. LLC (Altice France S.A.), Term Loan B12, 1 Mo. LIBOR + 3.69%, 0.00% Floor	5.75%	01/31/26	66,233
				5,421,700
	Leisure Facilities – 1.5%
5,176,411	ClubCorp Club Operations, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	09/18/24	5,115,588
	Life Sciences Tools & Services – 6.3%
806,544	Immucor, Inc., Term Loan B-3, 2 Mo. LIBOR + 5.00%, 1.00% Floor	7.17%	06/15/21	815,279
2,262,815	IQVIA (IMS Health or Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.08%	06/15/25	2,258,583
4,400,672	Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.32%	05/31/25	4,398,296
6,606,953	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	09/27/24	6,601,998
4,213,576	Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.58%	08/18/22	4,209,278
3,610,921	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	05/15/22	3,614,532
				21,897,966
	Managed Health Care – 3.0%
3,457,360	Davis Vision (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	12/02/24	3,446,989
7,089,923	MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	06/07/23	7,083,045
				10,530,034
	Metal & Glass Containers – 0.7%
1,916,109	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%-5.09%	11/07/25	1,915,573
223,109	Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.34%	11/07/25	223,046
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Metal & Glass Containers (Continued)
$172,609	Crown Holdings, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	01/19/25	$173,072
				2,311,691
	Movies & Entertainment – 1.1%
1,745,625	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	02/05/25	1,739,515
1,896,221	Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.06%	02/15/24	1,898,592
				3,638,107
	Other Diversified Financial Services – 5.8%
11,024,139	AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	04/04/24	11,054,014
4,558,486	Duff & Phelps Corp. (Deerfield Dakota), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	02/13/25	4,565,141
3,488,117	First Data Corp., 2024A New Dollar Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	04/26/24	3,482,117
982,456	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	07/01/23	984,038
				20,085,310
	Packaged Foods & Meats – 3.0%
6,383,181	Hostess Brands, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.33%	08/03/22	6,359,244
4,186,000	Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	05/24/24	4,181,187
				10,540,431
	Paper Packaging – 2.3%
7,891,402	Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	02/05/23	7,913,971
	Personal Products – 0.1%
495,099	Rodan & Fields, Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.06%	06/15/25	498,193
	Pharmaceuticals – 7.7%
1,000,000	Akorn, Inc., Loan, 1 Mo. LIBOR + 4.75%, 1.00% Floor	6.88%	04/16/21	967,500
623,964	Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.33%	05/20/24	625,717
6,502,267	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.38%	04/29/24	6,534,779
1,492,443	Grifols Worldwide Operations Limited, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.21%	01/31/25	1,498,219
4,451,470	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.38%	03/29/24	4,470,967
847,370	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	5.20%	09/24/24	839,955
847,391	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.52%	02/24/25	845,806
10,818,545	Valeant Pharmaceuticals International, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	06/01/25	10,852,732
				26,635,675
	Research & Consulting Services – 3.9%
5,231,937	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	07/23/21	4,875,538
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Research & Consulting Services (Continued)
$7,875,188	Information Resources, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.57%	01/18/24	$7,911,257
258,607	Nielsen Finance LLC (VNU, Inc.), Term Loan B-4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	10/04/23	257,063
490,560	TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	06/30/25	492,095
				13,535,953
	Restaurants – 3.4%
1,984,893	Burger King (1011778 B.C. Unlimited Liability Company), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.33%	02/15/24	1,983,663
339,948	IRB Holding Corp. (Arby’s), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.32%	01/18/25	341,406
1,899,980	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.33%	08/15/22	1,899,980
7,489,048	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.83%	08/02/21	7,489,048
				11,714,097
	Security & Alarm Services – 0.4%
398,384	Frontdoor, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.63%	08/31/25	398,882
1,108,819	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.80%	05/26/24	1,112,977
				1,511,859
	Semiconductors – 1.0%
1,975,200	Microchip Technology, Initial Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	05/29/25	1,971,506
1,636,804	Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.82%	04/29/23	1,635,642
				3,607,148
	Specialized Consumer Services – 2.8%
160,000	Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.58%	07/31/25	164,533
9,418,928	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	11/03/23	9,445,866
				9,610,399
	Specialized Finance – 0.6%
2,029,667	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.07%	05/09/25	2,028,855
	Specialty Chemicals – 1.6%
5,381,023	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	10/20/24	5,375,050
	Specialty Stores – 0.4%
82,829	Party City Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.83%	08/19/22	83,131
81,270	Party City Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	5.28%	08/19/22	81,565
2,084,334	Toys “R” US-Delaware, Inc., Term B-2 Loan, Prime Rate + 2.75%, 1.50% Floor (d) (e)	7.75%	05/25/18	1,078,643
496,173	Toys “R” US-Delaware, Inc., Term B-4 Loan, Prime Rate + 7.75%, 1.00% Floor (d) (e)	12.75%	04/25/20	259,781
				1,503,120
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software – 7.1%
$692,368	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	09/13/24	$694,674
477,443	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.33%	09/13/25	489,379
1,482,008	Avast Software B.V. (Sybil Software LLC), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	4.83%	09/30/23	1,486,024
2,016,875	BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	07/15/25	2,017,480
3,423,423	Dynatrace, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.32%	08/15/25	3,433,420
3,385,852	Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	06/13/24	3,368,009
3,841,105	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	04/24/22	3,818,711
3,334,630	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	04/16/25	3,336,297
1,297,171	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	04/16/25	1,297,819
1,035,580	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	04/16/25	1,035,798
3,706,879	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	06/15/25	3,697,315
				24,674,926
	Technology Hardware, Storage & Peripherals – 2.7%
9,364,737	Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.08%	09/07/23	9,360,804
	Trading Companies & Distributors – 0.1%
278,989	Reece International, Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.34%	06/15/25	278,640
	Total Senior Floating-Rate Loan Interests			413,331,806
	(Cost $415,358,900)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 15.7%
	Broadcasting – 5.5%
4,146,000	Gray Television, Inc. (f)	5.13%	10/15/24	4,073,445
3,762,000	Gray Television, Inc. (f)	5.88%	07/15/26	3,771,405
7,335,000	Nexstar Broadcasting, Inc. (f)	5.63%	08/01/24	7,226,442
1,100,000	Sinclair Television Group, Inc.	6.13%	10/01/22	1,131,845
3,000,000	Sinclair Television Group, Inc. (f)	5.63%	08/01/24	2,962,500
				19,165,637
	Diversified Real Estate Activities – 0.3%
1,000,000	KB Home	7.63%	05/15/23	1,073,900
	Health Care Facilities – 5.2%
2,000,000	Encompass Health Corp.	5.13%	03/15/23	2,005,000
1,000,000	Encompass Health Corp.	5.75%	11/01/24	1,016,250
250,000	HCA, Inc.	5.38%	02/01/25	253,483
3,791,000	LifePoint Health, Inc.	5.38%	05/01/24	3,952,118
3,327,000	Select Medical Corp.	6.38%	06/01/21	3,372,746
5,094,000	Tenet Healthcare Corp. (f)	7.50%	01/01/22	5,353,488
1,900,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,014,000
				17,967,085
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Health Care Services – 0.7%
$1,487,000	DaVita, Inc.	5.00%	05/01/25	$1,416,367
1,000,000	Envision Healthcare Corp. (f)	6.25%	12/01/24	1,072,500
				2,488,867
	Managed Health Care – 2.2%
250,000	Centene Corp.	4.75%	01/15/25	251,875
7,000,000	MPH Acquisition Holdings LLC (f)	7.13%	06/01/24	7,262,500
				7,514,375
	Oil & Gas Exploration & Production – 0.3%
934,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (f)	5.50%	09/15/24	959,685
	Paper Packaging – 0.4%
1,377,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (f)	7.00%	07/15/24	1,401,614
	Real Estate Services – 0.5%
1,676,000	Realogy Group LLC/Realogy Co-Issuer Corp. (f)	4.88%	06/01/23	1,575,440
	Wireless Telecommunication Services – 0.6%
2,285,000	SBA Communications Corp.	4.88%	09/01/24	2,260,322
	Total Corporate Bonds and Notes			54,406,925
	(Cost $54,455,076)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.4%
	Cable & Satellite – 0.1%
500,000	Virgin Media Secured Finance PLC (f)	5.50%	08/15/26	492,500
	Pharmaceuticals – 0.3%
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (f)	5.75%	08/01/22	937,500
	Total Foreign Corporate Bonds and Notes			1,430,000
	(Cost $1,479,775)

Shares	Description	Value
MONEY MARKET FUNDS (c) – 1.9%
6,598,654	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.84% (g)	6,598,654
	(Cost $6,598,654)
	Total Investments – 137.3%	475,767,385
	(Cost $477,892,405) (h)
	Outstanding Loans – (39.5)%	(137,000,000)
	Net Other Assets and Liabilities – 2.2%	7,813,312
	Net Assets – 100.0%	$346,580,697

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(e)	This issuer has filed for protection in bankruptcy court.
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2018, securities noted as such amounted to $37,089,019 or 10.7% of net assets.
(g)	Rate shown reflects yield as of August 31, 2018.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,218,757 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,343,777. The net unrealized depreciation was $2,125,020.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 8/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 413,331,806	$ —	$ 413,331,806	$ —
Corporate Bonds and Notes*	54,406,925	—	54,406,925	—
Foreign Corporate Bonds and Notes*	1,430,000	—	1,430,000	—
Money Market Funds	6,598,654	6,598,654	—	—
Total Investments	$ 475,767,385	$ 6,598,654	$ 469,168,731	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
August 31, 2018 (Unaudited)
1. Organization
First Trust Senior Floating Rate 2022 Target Term Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on October 14, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FIV on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior floating-rate loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor’s Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
August 31, 2018 (Unaudited)
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
Corporate bonds, corporate notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
August 31, 2018 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At August 31, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had no unfunded delayed draw term loan commitments as of August 31, 2018.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Mortgage Income Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 29, 2018

* Print the name and title of each signing officer under his or her signature.